Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) £ in Millions	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Debt securities in issue [line items]
Debt securities	£ 36,323			£ 43,679
Notional	181,873			198,391
Medium-term notes
Debt securities in issue [line items]
Debt securities	14,091			16,325
Euro 35bn Global Covered Bond Programme
Debt securities in issue [line items]
Debt securities	14,677			19,285
Notional | €			€ 35,000,000,000			€ 35,000,000,000
US$20bn Commercial Paper Programmes
Debt securities in issue [line items]
Debt securities	3,052			2,824
Notional | $		$ 20,000,000,000			$ 20,000,000,000
Certificates of deposit
Debt securities in issue [line items]
Debt securities	2,466			2,858
Credit linked notes
Debt securities in issue [line items]
Credit linked notes	58			57
Securitisation programmes
Debt securities in issue [line items]
Debt securities	£ 1,979			£ 2,330